POLICYHOLDER ACCOUNT BALANCES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder Account Balance [Roll Forward]
Interest credited to policyholders’ account balances	$ 1,410	$ 1,219	$ 1,222
Balance (exclusive of Funding Agreements)	68,225	66,007
Funding Agreements	15,641	13,354
Balance, end of the period	83,866	79,361
UL | Protection Solutions
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	5,462	5,564
Issuances		0
Premiums received	730	787
Policy charges	(789)	(828)
Surrenders and withdrawals	(86)	(89)
Benefit payments	(200)	(202)
Net transfers from (to) separate account	0	0
Interest credited to policyholders’ account balances	223	230
Other	0	0
Balance, end of the period	$ 5,340	$ 5,462	5,564
Weighted-average crediting rate	3.62%	3.56%
Net amount at risk (3)	$ 37,555	$ 40,138
Cash surrender value	3,483	3,529
VUL | Protection Solutions
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	4,807	4,835
Issuances		0
Premiums received	160	170
Policy charges	(245)	(244)
Surrenders and withdrawals	(12)	(186)
Benefit payments	(92)	(78)
Net transfers from (to) separate account	124	125
Interest credited to policyholders’ account balances	167	185
Other	0	0
Balance, end of the period	$ 4,909	$ 4,807	4,835
Weighted-average crediting rate	3.81%	3.84%
Net amount at risk (3)	$ 115,152	$ 111,286
Cash surrender value	3,366	3,396
GMxB Legacy | Legacy Segment
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	745	815
Issuances		0
Premiums received	72	58
Policy charges	6	0
Surrenders and withdrawals	(71)	(100)
Benefit payments	(99)	(77)
Net transfers from (to) separate account	5	18
Interest credited to policyholders’ account balances	30	31
Other	0	0
Balance, end of the period	$ 688	$ 745	815
Weighted-average crediting rate	1.80%	1.82%
Net amount at risk (3)	$ 22,631	$ 15,901
Cash surrender value	980	1,048
GMxB Core | Individual Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	112	99
Issuances		0
Premiums received	151	184
Policy charges	(22)	(6)
Surrenders and withdrawals	(31)	(31)
Benefit payments	(2)	(1)
Net transfers from (to) separate account	(145)	(148)
Interest credited to policyholders’ account balances	6	15
Other	0	0
Balance, end of the period	$ 69	$ 112	99
Weighted-average crediting rate	1.05%	1.05%
Net amount at risk (3)	$ 3,530	$ 1,115
Cash surrender value	293	315
SCS | Individual Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	33,443	25,654
Issuances		0
Premiums received	2	1
Policy charges	0	0
Surrenders and withdrawals	(2,452)	(2,474)
Benefit payments	(209)	(187)
Net transfers from (to) separate account	7,474	6,692
Interest credited to policyholders’ account balances	(2,556)	3,757
Other	0	0
Balance, end of the period	$ 35,702	$ 33,443	25,654
Weighted-average crediting rate	1.12%	1.14%
Net amount at risk (3)	$ 92	$ 0
Cash surrender value	32,080	31,488
EI | Individual Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	2,784	2,862
Issuances		0
Premiums received	46	55
Policy charges	(1)	(1)
Surrenders and withdrawals	(225)	(209)
Benefit payments	(59)	(63)
Net transfers from (to) separate account	28	58
Interest credited to policyholders’ account balances	79	82
Other	0	0
Balance, end of the period	$ 2,652	$ 2,784	2,862
Weighted-average crediting rate	2.85%	2.87%
Net amount at risk (3)	$ 143	$ 92
Cash surrender value	2,645	2,776
EG | Group Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	11,951	11,665
Issuances		0
Premiums received	610	602
Policy charges	(5)	(4)
Surrenders and withdrawals	(995)	(877)
Benefit payments	(70)	(73)
Net transfers from (to) separate account	303	310
Interest credited to policyholders’ account balances	251	328
Other	0	0
Balance, end of the period	$ 12,045	$ 11,951	11,665
Weighted-average crediting rate	3.00%	2.37%
Net amount at risk (3)	$ 138	$ 7
Cash surrender value	11,961	11,878
Momentum | Group Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	704	761
Issuances		0
Premiums received	79	83
Policy charges	0	(1)
Surrenders and withdrawals	(148)	(152)
Benefit payments	(2)	(2)
Net transfers from (to) separate account	54	0
Interest credited to policyholders’ account balances	15	15
Other	0	0
Balance, end of the period	$ 702	$ 704	$ 761
Weighted-average crediting rate	2.02%	2.06%
Net amount at risk (3)	$ 0	$ 0
Cash surrender value	702	704
Others | Other Segments
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	5,998
Balance, end of the period	6,118	5,998
Legacy | Legacy Segment
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	746
Balance, end of the period	$ 688	$ 746